Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

21. Subsequent events

In connection with certain credit funds managed by an affiliate of Gopher Asset Management Co., Ltd. ("Gopher Shanghai") providing supply chain financing involving companies related to Camsing International Holding Limited, which were later suspected to commit fraudulent activities, Gopher Shanghai has received notices from a court and an arbitration tribunal in 2020 concerning claims initiated by individual clients against Gopher Shanghai as the fund manager. Although Gopher Shanghai was not involved in any of the suspected fraudulent activities, the Group has been proactively assessing the potential legal risks and implications associated with this claim, which is currently at a preliminary stage, and other potential legal proceedings, to protect the best interests of the Group and its shareholders. As of the reporting date, it is not reasonably possible to estimate the impact on the financial results of the Group.

Starting from January 2020, a novel strain of coronavirus, COVID-19, has spread worldwide. Since then, the resulting restrictions on travel and quarantines in China and other countries and regions have caused adverse impacts on the Group’s businesses and might also indirectly impact the value of the Group's investments in certain industries. The extent to which COVID-19 impacts the business and financial results of the Group depends on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and actions to contain COVID-19 or mitigate its impact, among others.

As of the reporting date, COVID-19 has not caused a material negative impact on the Group’s business, financial condition, liquidity, results of operations and prospects. The future financial impact on the Group, if any, of COVID-19 cannot be reasonably estimated at this time, and the Group will continue to closely monitor the impact of the COVID-19 outbreak.